Losses per share	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Losses per share

Note 25. Losses per share

Basic losses per share is calculated by dividing profit attributable to Company shareholders by the weighted average number of common shares available during the fiscal year. Diluted losses per share is calculated by adjusting the weighted average number of common shares, presuming the conversion of all the potential diluted common shares.

Since the Group reported a loss for 2022 and 2021, the number of shares used to calculate diluted loss per share of common shares attributable to common shareholders is the same as the number of shares used to calculate basic loss per share of common shares attributable to common shareholders for the period presented because the potentially dilutive shares would have been antidilutive if included in the calculation.

The tables below show data of income and shares used in calculating basic and diluted earnings per share attributable to the ordinary equity holders of the Company:

	2022	2021	2020

Loss for the year	(328,392)	(68,188)	(19,434)
Weighted average number of common outstanding shares¹	69,755	62,000	62,000
Basic and diluted losses per share (R$)	(4.71)	(1.10)	(0.31)

1.	Share data have been revised to give effect to the share split as explained in Note 17. Equity